Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 9, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares S&P 500 Minimum Variance Portfolio (the "Fund")

Effective April 9, 2018, Invesco PowerShares Capital Management LLC has agreed to waive permanently a portion of the unitary management fee for PowerShares S&P 500 Minimum Variance Portfolio. After giving effect to such waiver, the net management fee for the Fund will be 0.10%. Accordingly, the Prospectus is revised as follows:

•	The following replaces the table included under the section titled "Fund Fees and Expenses" on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.13%
Fee Waivers and Expense Assumption(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.10%

(1)	"Other Expenses" are based on estimated amounts for the current fiscal year.
(2)	Effective April 9, 2018, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.

•	The following replaces the section titled "Example" on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ 10	$32

PowerShares S&P 500 Minimum Variance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 9, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares S&P 500 Minimum Variance Portfolio (the "Fund")

Effective April 9, 2018, Invesco PowerShares Capital Management LLC has agreed to waive permanently a portion of the unitary management fee for PowerShares S&P 500 Minimum Variance Portfolio. After giving effect to such waiver, the net management fee for the Fund will be 0.10%. Accordingly, the Prospectus is revised as follows:

•	The following replaces the table included under the section titled "Fund Fees and Expenses" on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.13%
Fee Waivers and Expense Assumption(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.10%

(1)	"Other Expenses" are based on estimated amounts for the current fiscal year.
(2)	Effective April 9, 2018, Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.

•	The following replaces the section titled "Example" on Page 1 of the Summary Prospectus and Page 116 of the Prospectus for the PowerShares S&P 500 Minimum Variance Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$ 10	$32

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 9, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
PowerShares S&P 500 Minimum Variance Portfolio | PowerShares S&P 500 Minimum Variance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	$ 32

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Effective April 9, 2018, Invesco PowerShares Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.10%.